Accrued liabilities and provisions (Details Textual) $ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Jun. 30, 2018 COP ($)	May 25, 2016 COP ($)	May 25, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2018	Mar. 16, 2018 COP ($)	Mar. 16, 2018 USD ($)	Dec. 31, 2017	Apr. 28, 2017 COP ($)	Apr. 28, 2017 USD ($)
Disclosure of accrued liabilities and provisions [Line Items]
Mandatory investments, natural resources					1.00%
Refinera de Cartagena SA [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Contingent asset claim						$ 432,303				$ 116
Contingent asset non detailed counterclaim									$ 387,558
Contingent Asset Compliance Letter Of Credit							$ 129
Refineria de Cartagena [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Legal proceedings in process, claims made, value				$ 2,000
Legal proceedings in process, damages sought, value		$ 324,052	$ 106
Colombion Peso [Member] | Oleoducto central S.A [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Contingent provision accounts receivable and payable	$ 56,122
Exploration and production [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections					3.54%			3.34%
Transportation and logistics [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections					3.69%			3.43%
Refining and petrochemicals [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections					3.84%			3.77%